Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table presents the Company’s pay versus performance disclosure as required by the SEC.

Year(1)	Summary Compensation Table Total for PEO ($) (2)	Compensation Actually Paid to PEO ($) (3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($) (6)	Company Reported Net (Loss) Income ($)
2023	125,000	125,000	550,000	550,000	$98.11	(953,000)
2022	125,000	30,003	98,317	86,443	$110.06	3,659,000
2021	125,000	273,714	125,000	162,176	$184.75	2,760,000

(1)

Our principal executive officer (“PEO”) for the years ended December 31, 2023, 2022 and 2021 was Steven A. Hale II, our Chairman and Chief Executive Officer. Our non-PEO named executive officer for the year ended December 31, 2023 was Justin H. Edenfield, our former Principal Financial and Accounting Officer; Secretary. Our non-PEO named executive officers for the year ended December 31, 2022 were Mr. Edenfield and Brad G. Garner, our former Principal Financial and Accounting Officer; Secretary. Our non-PEO named executive officer for the year ended December 31, 2021 was Mr. Garner.

(2)	Amounts reported in this column represent the total compensation reported in the Summary Compensation Table for the applicable year in which Mr. Hale served as our PEO.

(3)

To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Hale is set forth following the footnotes to this table.

(4)

For 2023, represents the total compensation reported in the Summary Compensation Table for Mr. Edenfield. For 2022, represents the average of the total compensation reported in the Summary Compensation Table for Mr. Edenfield and Mr. Garner. For 2021, represents the total compensation reported in the Summary Compensation Table for Mr. Garner.

(5)

For 2023, represents the compensation actually paid to Mr. Edenfield. For 2022, represents the average of the compensation actually paid to Mr. Edenfield and Mr. Garner. For 2021, represents the compensation actually paid to Mr. Garner. To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Edenfield and Mr. Garner is set forth following the footnotes to this table.

(6)

Total Shareholder Return is calculated assuming a $100 investment in the Company on December 31, 2020, calculated through the end of 2021, 2022 or 2023, as the case may be, based on the Company’s closing stock price on the OTCQB.

PEO Total Compensation Amount	$ 125,000	$ 125,000	$ 125,000
PEO Actually Paid Compensation Amount	$ 125,000	30,003	273,714
Adjustment To PEO Compensation, Footnote

Reconciliation of Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total ($)	Minus Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)	Plus Fair Value at Fiscal Year- End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($) (1)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During the Fiscal Year ($) (2)	Minus Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Year that Failed to Meet Applicable Conditions During Fiscal Year ($)	Equals Compensation Actually Paid ($)
Mr. Hale
2023	125,000	—	—	—	—	—	—	125,000
2022	125,000	—	—	—	—	(94,997)	—	30,003
2021	125,000	—	—	148,714	—	—	—	273,714

Mr. Edenfield
2023	550,000	—	—	—	—	—	—	550,000
2022	122,115	—	—	—	—	—	—	122,115

Mr. Garner
2022	74,519	—	—	—	—	(23,748)	—	50,771
2021	125,000	—	—	37,176	—	—	—	162,176

(1)

For 2021, represents the change in fair value from December 31, 2020 to December 31, 2021 of (i) 27,777 restricted shares of common stock granted to Mr. Hale on June 28, 2019, which vested on June 28, 2022, and (ii) 6,944 restricted shares of common stock granted to Mr. Garner on June 28, 2019, which vested on June 28, 2022. The fair value as of December 31, 2021 reflects the Company’s common stock closing price on the OTCQB of $11.75 per share on December 31, 2021. The fair value as of December 31, 2020 reflects the Company’s common stock closing price on the OTCQB of $6.36 per share on December 31, 2020, as adjusted for the Company’s July 15, 2021 1-for-12 reverse stock split (the “Reverse Stock Split”).

(2)

Represents the change in fair value from December 31, 2021 to June 28, 2022 of (i) 27,777 restricted shares of common stock granted to Mr. Hale on June 28, 2019, which vested on June 28, 2022, and (ii) 6,944 restricted shares of common stock granted to Mr. Garner on June 28, 2019, which vested on June 28, 2022. The fair value as of June 28, 2022 reflects the Company’s common stock closing price on the OTCQB of $8.33 per share on June 28, 2022. The fair value as of December 31, 2021 reflects the Company’s common stock closing price on the OTCQB of $11.75 per share on December 31, 2021.

Non-PEO NEO Average Total Compensation Amount	$ 550,000	98,317	125,000
Non-PEO NEO Average Compensation Actually Paid Amount	550,000	86,443	162,176
Total Shareholder Return Amount	98.11	110.06	184.75
Net Income (Loss)	(953,000,000)	3,659,000,000	2,760,000,000
Current Non-PEO [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount		122,115
Non-PEO NEO Average Compensation Actually Paid Amount		122,115
Current Non-PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Current Non-PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Current Non-PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Current Non-PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Current Non-PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Current Non-PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Former Non-PEO [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount		74,519
Non-PEO NEO Average Compensation Actually Paid Amount		50,771
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	148,714
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(94,997)	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		37,176
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0		$ 0
Non-PEO NEO | Former Non-PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Former Non-PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Former Non-PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Former Non-PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Former Non-PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(23,748)
Non-PEO NEO | Former Non-PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0